Disclosures About Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Disclosures About Fair Value of Financial Instruments

NOTE 21 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS

The following tables present additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Level III inputs were used in determining fair value.

(dollars in thousands)	Quantitative Information about Level III Fair Value Measurements
December 31, 2014	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired Loans	$503	Appraisal of collateral (1)	Appraisal adjustments (2)	-30.0% to 0.0% (-11.5%)
			Liquidation expenses (2)	0.0% to 9.0% (8.8%)

(dollars in thousands)	Quantitative Information about Level III Fair Value Measurements
December 31, 2013	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired Loans	$372	Appraisal of collateral (1)	Appraisal adjustments (2)	0%
			Liquidation expenses (2)	15.8% to 23.1% (20.5%)

Mortgage Servicing Rights	$1	Discounted cash flow	Prepayment rate (3)	7.8% to 17.2% (10.5%)

			Discount rate	9.5%

(1)	The fair value is determined through independent appraisals by certified appraisers or internal evaluators of the underlying collateral.
(2)	Appraisals and evaluations may be adjusted by management for qualitative factors and estimated liquidation expenses. The range and weighted average of liquidation expenses are expressed as a percent of discounted collateral value and other appraisal adjustments are presented as a percentage of the appraised amounts.
(3)	Conditional prepayment rates reflect future long-run prepayment estimates by bond dealers for the nation as a whole as well as the Company’s actual prepayment history. Prepayment rates are highly sensitive to market interest rates.

Collateral-dependent Impaired Loans

The estimated fair value of collateral-dependent impaired loans is based on the appraised fair value of the collateral, less estimated cost to sell. Collateral-dependent impaired loans are classified within Level III of the fair value hierarchy.

The Company considers the appraisal or evaluation as the starting point for determining fair value and then considers other factors and events in the environment that may affect the fair value. The appraised values are reduced by discounts to consider lack of marketability and estimated cost to sell if repayment or satisfaction of the loan is dependent on the sale of the collateral.

Mortgage Servicing Rights

Mortgage servicing rights do not trade in an active, open market with readily observable prices. Accordingly, fair value is estimated using discounted cash flow models having significant inputs of discount rate and prepayment speed. Due to the nature of the valuation inputs, mortgage servicing rights are classified within Level III of the hierarchy. Mortgage servicing rights are tested for impairment on an annual basis.

Financial Instruments

The reported fair values of financial instruments are based on a variety of factors. Where possible, fair values represent quoted market prices for identical or comparable instruments. In other cases, fair values have been estimated based on assumptions concerning the amount and timing of estimated future cash flows and assumed discount rates reflecting varying degrees of risk. Intangible values assigned to customer relationships are not reflected in the reported fair values. Accordingly, the fair values may not represent actual values of the financial instruments that could have been realized as of year end or that will be realized in the future.

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments:

Cash and Cash Equivalents: The carrying amount for cash and cash equivalents is a reasonable estimate of fair value.

Investment Securities Available-for-sale: Where quoted market prices are available in an active market, securities are classified within Level I of the valuation hierarchy. If quoted market prices are not available, then fair values are estimated by using quoted prices of securities with similar characteristics or independent asset pricing services and pricing models, the inputs of which are market-based or independently sourced market parameters. Such securities are classified in Level II of the valuation hierarchy.

Loans: The fair value for net loans is estimated by discounting future cash flows using current market inputs at which loans with similar terms and qualities would be made to borrowers of similar credit quality.

Accrued Interest Receivable: The carrying amount of accrued interest receivable approximates its fair value.

Deposits: Noninterest bearing and interest bearing demand deposits and savings deposits are valued based on the discounted value of cash flows after estimating the weighted average remaining term and adding estimated wholesale borrowing costs to the rate. The fair values for time deposits are based on the discounted value of cash flows.

Federal Funds Purchased and Repurchase Agreements: The carrying amount for federal funds purchased and repurchase agreements are considered to be a reasonable estimate of fair value.

Federal Home Loan Bank Borrowings: The discounted cash flow method is used to estimate the fair value of Federal Home Loan Bank borrowings.

Accrued Interest Payable: The carrying amount of accrued interest payable approximates its fair value.

Off-Balance-Sheet Instruments: The fair value of commitments is estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the present creditworthiness of the counterparties. The amount of fees currently charged on commitments is determined to be insignificant and, therefore, the carrying value and fair value of off-balance-sheet instruments are not shown.

The estimates of fair values of financial instruments are summarized as follows at December 31, 2014 and December 31, 2013:

	December 31, 2014
(Amounts Expressed in Thousands)		Estimated Fair Value
	Carrying Amount	Level I	Level II	Level III	Total
Financial assets:
Cash and cash equivalents	$20,396	$20,396	$-	$-	$20,396
Investment securities	197,079	208	196,871	-	197,079
Loans	97,404	-	-	98,445	98,445
Accrued interest receivable	1,015	1,015	-	-	1,015
Financial liabilities:
Deposits	272,143	199,444	62,289	-	261,733
Federal funds purchased and repurchase agreements	21,051	21,051	-	-	21,051
Federal Home Loan Bank borrowings	3,420	-	3,714	-	3,714
Accrued interest payable	120	120	-	-	120

	December 31, 2013
(Amounts Expressed in Thousands)		Estimated Fair Value
	Carrying Amount	Level I	Level II	Level III	Total
Financial assets:
Cash and cash equivalents	$31,875	$31,875	$-	$-	$31,875
Investment securities	199,955	195	199,760	-	199,955
Loans	91,537	-	-	91,413	91,413
Accrued interest receivable	1,168	1,168	-	-	1,168
Financial liabilities:
Deposits	285,877	195,135	67,308	-	262,443
Federal funds purchased and repurchase agreements	20,215	20,215	-	-	20,215
Federal Home Loan Bank borrowings	3,516	-	3,917	-	3,917
Accrued interest payable	134	134	-	-	134